CAPITAL STOCK	12 Months Ended
Dec. 31, 2012
CAPITAL STOCK

17. CAPITAL STOCK

Common and Preferred Stock — Holders of Class A common stock have exclusive voting rights. Holders of Class B common stock have no voting rights except upon any proposed amendments to the articles of incorporation. However, they may convert their Class B common stock, at their option, to Class A common stock. In the event of any liquidation, holders of the Class A and Class B common stock will be entitled to their pro-rata share of assets remaining after any holders of preferred stock have received their preferential amounts based on their respective shares held.

The Company has 1,000,000 shares of preferred stock, $1.00 par value, authorized with none issued or outstanding. The rights and preferences of preferred stock will be determined by the Board of Directors at the time of issuance.

The Company’s ability to pay dividends is effectively limited by the terms of its senior notes indentures, its senior subordinated notes indenture and its senior secured credit facility, which also significantly restricts the ability of certain of the Company’s subsidiaries to pay dividends directly or indirectly it. See Note 11. Furthermore, certain of the Company’s foreign subsidiaries currently have a deficit in retained earnings which prevents the Company from declaring and paying dividends from those subsidiaries.

Stock Options — Below is a summary of stock option activity and related information for Cinemark Holdings, Inc. stock options held by the Company’s employees for the years ended December 31, 2010, 2011 and 2012:

	Year Ended December 31, 2010		Year Ended December 31, 2011		Year Ended December 31, 2012
	Shares	Weighted Average Exercise Price	Shares	Weighted Average Exercise Price	Shares	Weighted Average Exercise Price	Aggregate Intrinsic Value
Outstanding at January 1	1,231,892	$7.63	140,356	$7.63	82,166	$7.63
Exercised	(1,091,536)	$7.63	(58,190)	$7.63	(60,144)	$7.63

Outstanding at December 31	140,356	$7.63	82,166	$7.63	22,022	$7.63	$404

Vested options at December 31	140,356	$7.63	82,166	$7.63	22,022	$7.63	$404

All outstanding stock options were fully vested as of April 2, 2009. There were no options granted or forfeited during any of the periods presented. The total intrinsic value of options exercised during the years ended December 31, 2010, 2011 and 2012, was $9,836, $699 and $1,070, respectively. The Company recognized tax benefits of approximately $2,680, $238 and $449 related to the options exercised during the year ended December 31, 2010, 2011 and 2012, respectively.

Options outstanding at December 31, 2012 have an average remaining contractual life of approximately two years.

Restricted Stock — Below is a summary of restricted stock activity for the years ended December 31, 2010, 2011 and 2012:

	Year Ended December 31, 2010		Year Ended December 31, 2011		Year Ended December 31, 2012
	Shares	Weighted Average Exercise Price	Shares	Weighted Average Exercise Price	Shares	Weighted Average Exercise Price
Outstanding at January 1	764,078	$11.10	1,254,691	$14.60	1,384,390	$16.85
Granted	683,921	$17.94	424,436	$19.45	653,229	$21.70
Vested	(190,589)	$12.63	(288,204)	$10.84	(489,033)	$17.00
Canceled	—	$—	(4,613)	$18.35	—	$—
Forfeited	(2,719)	$11.03	(1,920)	$14.34	(14,423)	$18.58

Outstanding at December 31	1,254,691	$14.60	1,384,390	$16.85	1,534,163	$18.85

During the year ended December 31, 2012, Cinemark Holdings, Inc. granted 653,229 shares of restricted stock to its directors and employees of the Company. The fair values of the restricted stock granted were determined based on the market values of Cinemark Holdings, Inc.’s common stock on the dates of grant, which ranged from $21.63 to $22.97 per share. The Company assumed forfeiture rates ranging from 0% to 5% for the restricted stock awards. Certain of the restricted stock granted to employees vests over three years based on continued service and the remaining restricted stock granted to employees vests over four years based on continued service. The restricted stock granted to the directors vests over one year based on continued service. The recipients of restricted stock are entitled to receive dividends and to vote their respective shares, however the sale and transfer of the restricted shares is prohibited during the restriction period.

The Company recorded total compensation expense of $4,163, $5,925 and $9,887 related to restricted stock awards during the years ended December 31, 2010, 2011 and 2012, respectively. Cinemark Holdings, Inc. recorded an additional $765, $666 and $749 of compensation expense related to these restricted stock awards during the years ended December 31, 2010, 2011 and 2012, respectively. Upon vesting, the Company receives an income tax deduction. The total fair value of shares vested during the years ended December 31, 2010, 2011 and 2012 was $3,272, $5,658 and $9,702, respectively. The Company recognized tax benefits of approximately $1,087, $2,188 and $3,749 related to shares that vested during the years ended December 2010, 2011 and 2012, respectively.

As of December 31, 2012, the remaining unrecognized compensation expense related to these restricted stock awards was approximately $18,341, $17,966 of which will be recognized by the Company and $375 of which will be recognized by Cinemark Holdings, Inc. The weighted average period over which this remaining compensation expense will be recognized is approximately two years.

Restricted Stock Units — During the years ended December 31, 2010, 2011 and 2012, Cinemark Holdings, Inc. granted restricted stock units representing 396,429, 153,727 and 152,955 hypothetical shares of common stock, respectively, under the Restated Incentive Plan to employees of the Company. The restricted stock units vest based on a combination of financial performance factors and continued service. The financial performance factors are based on an implied equity value concept that determines an internal rate of return (“IRR”) during a three fiscal year period based on a formula utilizing a multiple of Adjusted EBITDA subject to certain specified adjustments (as defined in the restricted stock unit award agreement). The financial performance factors for the restricted stock units have a threshold, target and maximum level of payment opportunity. If the IRR for the three year period is at least 8.5%, which is the threshold, one-third of the restricted stock units vest. If the IRR for the three year period is at least 10.5%, which is the target, two-thirds of the restricted stock units vest. If the IRR for the three year period is at least 12.5%, which is the maximum, 100% of the restricted stock units vest. All payouts of restricted stock units that vest will be subject to an additional one year service requirement and will be paid in the form of common stock if the participant continues to provide services through the fourth anniversary of the grant date. At the time of each of the 2010, 2011 and 2012 restricted stock unit grants, the Company was not able to determine which IRR level would be reached for the respective three year performance period, therefore the Company assumed the mid-point IRR level for these grants in determining the amount of compensation expense to record for such grants. The fair values of the restricted stock unit awards granted were determined based on the market values of Cinemark Holdings, Inc.’s common stock on the dates of grant, which ranged from $18.34 to $21.63 per share. The Company assumed forfeiture rates ranging from 0% to 5% for the restricted stock unit awards. Restricted stock unit award participants are eligible to receive dividend equivalent payments if and at the time the restricted stock unit awards vest.

Below is a table summarizing the potential number of shares that could vest under restricted stock unit awards granted during the years ended December 31, 2010, 2011 and 2012 at each of the three levels of financial performance (excluding forfeitures):

	Granted During the Year Ended December 31,
	2010		2011		2012
	Number of		Number of		Number of
	Shares	Value at	Shares	Value at	Shares	Value at
	Vesting	Grant	Vesting	Grant	Vesting	Grant
at IRR of at least 8.5%	132,144	$2,423	51,239	$991	50,981	$1,103
at IRR of at least 10.5%	264,288	$4,847	102,488	$1,983	101,974	$2,206
at IRR of at least 12.5%	396,429	$7,271	153,727	$2,975	152,955	$3,308

During the year ended December 31, 2010, the Compensation Committee of Cinemark Holdings, Inc.’s board of directors approved a modification of restricted stock unit awards granted to employees during 2008. The Compensation Committee also approved the cancellation and replacement of restricted stock unit awards granted to the Company’s top five executive officers during 2008. Both the modification and the cancellation and replacement were accounted for as modifications of share based awards. As a result of these modifications, the Company recorded incremental compensation expense of approximately $435 during the year ended December 31, 2010, which represented the difference between the grant date fair value and the modification date fair value of these awards for the portion of the service period that had been satisfied at the time of the modification. The service period for the modified awards did not change.

During the year ended December 31, 2010, based upon additional information, the Company determined that the 12.5% IRR level would be reached for the 2008 grant and recorded incremental compensation expense of approximately $823. During the year ended December 31, 2010, based upon additional information, the Company also determined that the 12.5% IRR level was expected to be reached for the 2009 grant and recorded incremental compensation expense of $377 during the year ended December 31, 2010.

During the year ended December 31, 2012, 196,051 restricted stock unit awards vested. Upon vesting, each restricted stock unit was converted into one share of Cinemark Holdings, Inc.’s common stock. In addition, Cinemark Holdings, Inc. paid approximately $600 in dividends on the vested restricted stock units, which represented dividends that had accumulated on the awards since they were granted in 2008. The fair value of the restricted stock unit awards that vested during the year ended December 31, 2012 was approximately $4,400. The Company recognized a tax benefit of approximately $1,848 during the year ended December 31, 2012 related to these vested awards. There were no forfeitures of restricted stock unit awards during the year ended December 31, 2012.

During the year ended December 31, 2012, based upon additional information, the Company determined that the 12.5% IRR level was reached for the 2010 grant and recorded incremental compensation expense of approximately $1,609.

The Company recorded total compensation expense of $3,424, $3,101 and $4,433 related to these restricted stock unit awards during the years ended December 31, 2010, 2011 and 2012, respectively. As of December 31, 2012, the Company had restricted stock units outstanding that represented a total of 994,671 hypothetical shares of common stock, net of actual cumulative forfeitures of 11,608 units, assuming the maximum IRR of at least 12.5% is achieved for all of the outstanding restricted stock unit awards. As of December 31, 2012, the remaining unrecognized compensation expense related to the outstanding restricted stock unit awards was $4,890, which assumes the high-point IRR level will be achieved for the 2009 and 2010 grants and the mid-point IRR level will be achieved for the 2011 and 2012 grants. The weighted average period over which this remaining compensation expense will be recognized is approximately two years.